FAIR VALUE OF INVESTMENTS - UNREALIZED PROFIT (LOSS) ON CONTRACTS BY FAIR VALUE HIERARCHY (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fair value of investments
Fair value assets, amount transferred between measurement levels	$ 0	$ 0
Fair value liabilities, amount transferred between measurement levels	0	0
Net unrealized profit (loss) on open contracts	16,555,806	10,974,248
Total
Fair value of investments
Assets	34,941,089	27,502,400
Liabilities	18,385,283	16,528,152
Net unrealized profit (loss) on open contracts	16,555,806	10,974,248
Total | Futures
Fair value of investments
Assets	26,926,899	22,615,031
Liabilities	15,093,936	12,781,752
Total | Forwards
Fair value of investments
Assets	8,014,190	4,887,369
Liabilities	3,291,347	3,746,400
Level I
Fair value of investments
Assets	15,451,347	20,445,969
Liabilities	12,380,974	7,394,064
Net unrealized profit (loss) on open contracts	3,070,373	13,051,905
Level I | Futures
Fair value of investments
Assets	15,451,347	20,445,969
Liabilities	12,380,974	7,394,064
Level II
Fair value of investments
Assets	19,489,742	7,056,431
Liabilities	6,004,309	9,134,088
Net unrealized profit (loss) on open contracts	13,485,433	(2,077,657)
Level II | Futures
Fair value of investments
Assets	11,475,552	2,169,062
Liabilities	2,712,962	5,387,688
Level II | Forwards
Fair value of investments
Assets	8,014,190	4,887,369
Liabilities	$ 3,291,347	$ 3,746,400